Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	$ (655,479)	$ (681,909)	$ (784,931)
Ending Balance	(606,632)	(655,479)	(681,909)
Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	5,966,363	5,648,944	5,472,279
Effects in profit and loss	479,979	176,710	102,067
Other comprehensive income	(215,456)	140,709	74,598
Ending Balance	6,230,886	5,966,363	5,648,944
Derivative financial instruments [Member] | Deferred Tax Liability [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	225,548	82,370	(39,492)
Effects in profit and loss	(16,094)	15,030	44,931
Other comprehensive income	(214,614)	128,148	76,931
Ending Balance	(5,160)	225,548	82,370
Expected credit loss [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	29,478	10,831	10,636
Effects in profit and loss	760	18,647	195
Ending Balance	30,238	29,478	10,831
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(75,262)	(76,881)	(96,496)
Ending Balance	(27,644)	(75,262)	(76,881)
Machinery, equipment and improvements on leased assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	56,298	50,590	46,723
Effects in profit and loss	19,373	5,708	3,867
Ending Balance	75,671	56,298	50,590
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(1,731)	(1,712)	(1,905)
Ending Balance	(1,702)	(1,731)	(1,712)
Improvements to concession assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	657,472	605,051	567,497
Effects in profit and loss	177,341	52,421	37,554
Ending Balance	834,813	657,472	605,051
Airport concessions and rights to use airport facilities [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	4,691,382	4,654,502	4,592,116
Effects in profit and loss	354,622	36,880	62,386
Ending Balance	5,046,004	4,691,382	4,654,502
Other acquired rights [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	146,980	143,596	139,268
Effects in profit and loss	14,336	3,384	4,328
Ending Balance	161,316	146,980	143,596
Other temporary differences [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	315	449	445
Effects in profit and loss	144	(134)	4
Ending Balance	459	315	449
Unused tax losses [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	95,886	51,304	113,257
Effects in profit and loss	(89,782)	44,582	(61,953)
Ending Balance	6,104	95,886	51,304
Employee benefits [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	41,447	30,373	27,805
Effects in profit and loss	15,708	(1,487)	4,901
Other comprehensive income	(842)	12,561	(2,333)
Ending Balance	56,313	41,447	30,373
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	12,796	13,604	14,458
Ending Balance	42,488	12,796	13,604
Accruals [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	21,557	19,878	14,024
Effects in profit and loss	3,571	1,679	5,854
Ending Balance	$ 25,128	$ 21,557	$ 19,878